Equity Method Based Investees - Summarized Financial Information, Balance Sheet Data (Detail) - Frontline [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Current assets	$ 12,036	$ 11,445
Non Current assets	2,318	1,888
Total assets	14,354	13,333
Liabilities:
Current liabilities	1,681	1,663
Non Current liabilities	2,295	2,192
Total liabilities	$ 3,976	$ 3,855